Unissued equity	12 Months Ended
Jun. 30, 2025
Unissued Equity [Abstract]
Unissued equity
Note 19. Unissued equity

On 23
October 2023, the Company entered into a securities purchase agreement with an accredited investor, pursuant to which the Company issued a six-month
unsecured convertible promissory note (the “Note”) in the principal amount of A$
776,670
(US$
500,000
). The Note bears interest at a rate of
10
% per annum. On 23 December 2023, the investor called upon
50
% of the Note, and cash of US$
253,014
was paid, which represented US$
250,000
of principal and US$
3,014
of interest (total payment of A$
380,224
). The investor exercised their option to receive the remaining 50% in ADSs on 20 December 2023, which resulted in
11,834
ADS to be issued. On 19 June 2024,
11,834
ADSs representing
5,916,970
ordinary shares were issued at a price of A$
0.0643
per ordinary share. Subsequent to 30 June 2024, the investor was unable to meet their obligations for transfer of the shares and on
2
 July 2024 the share allocation was cancelled and remains recognised as unissued equity as at 30 June 2025.